Taxes - Schedule of Components of Provision for Income Taxes (Details)	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Schedule of Components of Provision for Income Taxes [Abstract]
Current income tax	$ 102,588	$ 80,657		$ 194,390
Deferred income tax			(3,622)	3,622
Provision for/(benefit from) income tax	$ 102,588	$ 80,657	$ (3,622)	$ 198,012